EMPLOYEE BENEFIT PLANS PART 5 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	$ 4		$ 4
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			9
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	9		9
Transfers Receivable, Excluded From Fair Value of Defined Benefit Plan Assets			16
Other Postretirement Benefits
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	3		122
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			1
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets			36
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			2
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets			86
Equity Securities, Broad Market Fund [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	316
Equity Securities, Broad Market Fund [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	316
Equity Securities, Foreign Preferred Large-Cap [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred Large-Cap [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
Equity Securities, Foreign Preferred [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		1
Equity Securities, Foreign Preferred [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2
Equity Securities, Foreign Preferred [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4		1
Equity Securities, Foreign Preferred [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Equity Securities, Foreign Preferred [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Equity Securities, Registered Investment Company [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		4
Equity Securities, Registered Investment Company [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		8
Equity Securities, Registered Investment Company [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		7
Equity Securities, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		2
Equity Securities, Registered Investment Company [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	4
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6		4
Equity Securities, Registered Investment Company [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		8
Equity Securities, Registered Investment Company [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		1
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		7
Equity Securities, Registered Investment Company [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	11		2
Equity Securities, Registered Investment Company [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3
Equity Securities, Registered Investment Company [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
US Government Agencies Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		9
US Government Agencies Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	24		18
US Government Agencies Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
US Government Agencies Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		4
US Government Agencies Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		3
US Government Agencies Debt Securities [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3
US Government Agencies Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12		9
US Government Agencies Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	24		18
US Government Agencies Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3		2
US Government Agencies Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			4
US Government Agencies Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		3
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12
Fixed Income, Registered Investment Company [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	12
Fixed Income, Registered Investment Company [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1
Foreign Government Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	22		25
Foreign Government Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		49
Foreign Government Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		5
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Foreign Government Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		9
Foreign Government Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	22		25
Foreign Government Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	44		49
Foreign Government Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		5
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		2
Foreign Government Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8		9
Foreign Government Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Domestic Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	147	[1]	139	[1]
Domestic Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	297		275
Domestic Corporate Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	37	[1]	36	[1]
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		12
Domestic Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	57		52
Domestic Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[1]	4	[1]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	147	[1]	139	[1]
Domestic Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	297		275
Domestic Corporate Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	37	[1]	36	[1]
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		12
Domestic Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	57		52
Domestic Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[1]	4	[1]
Foreign Corporate Debt Securities [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		48
Foreign Corporate Debt Securities [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	105		96
Foreign Corporate Debt Securities [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		12
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		4
Foreign Corporate Debt Securities [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	20		18
Foreign Corporate Debt Securities [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	52		48
Foreign Corporate Debt Securities [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	105		96
Foreign Corporate Debt Securities [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		12
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		4
Foreign Corporate Debt Securities [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	20		18
Foreign Corporate Debt Securities [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[2]	23	[2]
Debt Securities, Common Collective Trusts [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		46
Debt Securities, Common Collective Trusts [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[2]	6	[2]
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		2
Debt Securities, Common Collective Trusts [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	107		308
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	8	[2]	23	[2]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		46
Debt Securities, Common Collective Trusts [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[2]	6	[2]
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		2
Debt Securities, Common Collective Trusts [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	107		308
Private Equity Funds [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[3]	7	[3]
Private Equity Funds [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		16
Private Equity Funds [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[3]	3	[3]
Private Equity Funds [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Private Equity Funds [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Private Equity Funds [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1
Private Equity Funds [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			1	[3]
Private Equity Funds [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[3]	7	[3]
Private Equity Funds [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		15
Private Equity Funds [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[3]	2	[3]
Private Equity Funds [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Private Equity Funds [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Total Investment Plan Assets [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	777	[4]	717	[5]
Total Investment Plan Assets [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,572		1,418
Total Investment Plan Assets [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	126		72
Total Investment Plan Assets [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	729		569
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	530	[4]	466	[5]
Total Investment Plan Assets [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,074		919
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	87		47
Total Investment Plan Assets [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	213		176
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	241	[4]	244	[5]
Total Investment Plan Assets [Member] | Level 2 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	485		484
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	38		24
Total Investment Plan Assets [Member] | Level 2 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	514		390
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	6	[4]	7	[5]
Total Investment Plan Assets [Member] | Level 3 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	13		15
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		1
Total Investment Plan Assets [Member] | Level 3 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2		3
Total Other Sempra Energy Investment Plan Assets [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	195	[6]	183	[7]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	1	[6]	1	[7]
Transfers Payable, Excluded From Fair Value of Defined Benefit Plan Assets			7	[7]
Total Other Sempra Energy Investment Plan Assets [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	15		15	[8]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	133	[6]	120	[7]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	10		9	[8]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 2 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	60	[6]	61	[7]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 2 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5		6	[8]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 3 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2	[6]
Total Other Sempra Energy Investment Plan Assets [Member] | Level 3 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents			2	[7]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	2,544	[9]	2,318	[9]
Cash And Cash Equivalents, Excluded From Fair Value of Defined Benefit Plan Assets	14	[9]	14	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	870	[10],[8]	656	[11]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 1 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1,737	[9]	1,505	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 1 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	310	[10],[8]	232	[11]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 2 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	786	[9]	789	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 2 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	557	[10],[8]	420	[11]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 3 | Total SE Consolidated [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	21	[9]	24	[9]
Total Sempra Energy Consolidated Investment Plan Assets [Member] | Level 3 | Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	3	[10],[8]	4	[11]
Equity Securities Domestic [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	307	[12]	283	[12]
Equity Securities Domestic [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	622		558
Equity Securities Domestic [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	77	[12]	72	[12]
Equity Securities Domestic [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		24
Equity Securities Domestic [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	118		107
Equity Securities Domestic [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5	[12]	6	[12]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	307	[12]	283	[12]
Equity Securities Domestic [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	622		558
Equity Securities Domestic [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	77	[12]	72	[12]
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	32		24
Equity Securities Domestic [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	118		107
Equity Securities Domestic [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	5	[12]	6	[12]
Equity Securities Foreign [Member] | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	215		178
Equity Securities Foreign [Member] | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	436		351
Equity Securities Foreign [Member] | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	54		45
Equity Securities Foreign [Member] | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	23		16
Equity Securities Foreign [Member] | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	84		67
Equity Securities Foreign [Member] | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	1		3
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	215		178
Equity Securities Foreign [Member] | Level 1 | Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	436		351
Equity Securities Foreign [Member] | Level 1 | Total Other SE [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	54		45
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	23		16
Equity Securities Foreign [Member] | Level 1 | Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	84		67
Equity Securities Foreign [Member] | Level 1 | All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value Of Plan Assets, Excluding Cash And Cash Equivalents	$ 1		$ 3

[1]	Bonds of U.S. issuers from diverse industries, primarily investment-grade.
[2]	Investments in common/collective trusts held in Sempra Energy’s Pension Master Trust.
[3]	Investments in venture capital and real estate funds.
[4]	Excludes cash and cash equivalents of $4 million.
[5]	Excludes cash and cash equivalents of $4 million and transfers payable to other plans of $9 million.
[6]	Excludes cash and cash equivalents of $1 million.
[7]	Excludes cash and cash equivalents of $1 million and transfers payable to other plans of $7 million.
[8]	Excludes transfers payable to other plans of $1 million.
[9]	Excludes cash and cash equivalents of $14 million at both December 31, 2012 and 2011.
[10]	Excludes cash and cash equivalents of $3 million, all of which is held in SoCalGas PBOP plan trusts.
[11]	Excludes cash and cash equivalents of $122 million, $86 million and $36 million of which is held in SoCalGas and SDG&E
[12]	Investments in common stock of domestic corporations.